Related Party Transactions - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Related Party Transaction
Percentage on partnership acquired	100.00%
Hilda Knutsen
Related Party Transaction
Period of notice for termination of agreement	30 days
KNOT Shuttle Tankers AS
Related Party Transaction
Percentage of voyage commission earned	1.25%
Percentage on partnership acquired		100.00%
TSSI
Related Party Transaction
Percentage ownership in joint venture	50.00%
TSSI | KNOT.
Related Party Transaction
Percentage ownership in joint venture	50.00%
NYK | KNOT.
Related Party Transaction
Percentage ownership in joint venture	50.00%
KNOT. | KNOT Management
Related Party Transaction
Ownership percentage acquired	100.00%
KNOT. | KNOT Management Denmark AS
Related Party Transaction
Ownership percentage acquired	100.00%
Seglem Holding AS | TSSI
Related Party Transaction
Ownership percentage acquired	100.00%